Due From Financial Institutions At Amortized Cost_Restricted Cash From Financial Institutions(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 12,347,627	₩ 10,613,089
Due from financial institutions in Korean won
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	10,727,054	9,454,825
Bank of Korea
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 8,723,761	₩ 8,511,295
Reason for restriction		Bank of Korea Act	Bank of Korea Act
Standard Chartered Bank Korea Limited and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 1,348,099	₩ 572,132
Reason for restriction		Net settlement and others	Net settlement and others
Korea Securities Finance Corporation and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 655,194	₩ 371,398
Reason for restriction		Derivatives margin account and others	Derivatives margin account and others
Due from financial institutions in foreign currencies
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 1,620,573	₩ 1,158,264
Bank of Korea and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 375,130	₩ 619,130
Reason for restriction		Bank of Korea Act and others	Bank of Korea Act and others
Bank NY Branch and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 30,538	₩ 29,650
Reason for restriction		Bank Act of the State of New York	Bank Act of the State of New York
Societe Generale and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 1,214,905	₩ 509,484
Reason for restriction		Derivatives margin account and others	Derivatives margin account and others

[1]	Loans and other financial assets are net of allowance.